                                  UNITED STATES
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                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             WASHINGTON, D.C. 20549
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                                  SEC USE ONLY
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                              FORM 13F COVER PAGE
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           Report for the Calendar Year or Quarter Ended March 31, 2003
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              Check here if Amendment [ ]: Amendment Number:______
   This Amendment (Check only one): [__] is a restatement  [__]adds new holding entries

If amended report check here:
PARAMOUNT CAPITAL ASSET MANAGEMENT, INC.
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Name of Institutional Investment Manager

787 Seventh Avenue, 48th floor, New York, New York 10019
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Business Address     (Street)     (City)     (State)     (Zip)

Form 13F File Number________________________

The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form
Name: Lindsay A. Rosenwald, M.D.
Title:   Chairman of Paramount Capital Asset Management, Inc., the investment manager of The Aries Master Fund II and Aries Select, Ltd., each a Cayman Island exempted company, the General Partner of the Aries Domestic Fund, L.P. and Aries Domestic Fund II, L.P. and the managing member of each of Aries Select I, LLC and Aries Select II, LLC
Phone: (212) 554-4300
Signature, Place and Date of Signing:

-------------------------
[Signature]
New York, New York
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[City, State]
May 14, 2003
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[Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)
[_ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                13F SUMMARY PAGE

Number of Other Included Managers: Four (4)
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Form 13F Information Table Entry Total:
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 Form 13F Information Table Value Total: $308,350,050
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List other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO. 1

Form 13F File Number ___
Name:  The Aries Master Fund II, a Cayman Island Exempted Company

NO. 2

Form 13F File Number ___
Name:  Aries Domestic Fund, L.P.

NO. 3

Form 13F File Number ___
Name:  Aries Select, Ltd.

NO. 4

Form 13F File Number ___
Name:  Aries Select I, LLC

Pursuant to General Instruction 2 to Form 13F, the securities over which The Aries Master Fund II, Aries Select, Ltd., Aries Domestic Fund, L.P. and Aries Select I, LLC exercise investment discretion are reported on its behalf on this Form 13F-HR.


                                              FORM 13F INFORMATION TABLE
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               Column 1     Column 2  Column 3       Column 4       Column 5                   Column 6      Column 7     Column 8
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                                        CUSIP       Fair Market     Shares or      SH/  Put/  Investment    Other  Voting Authority
   Name of Issuer       Title or Class Number     Value (x $1000)Principal Amount  PRN  Call  Discretion  Managers Sole Shared None
   --------------       -------------- ------     -------------------------------  ---  ----  ----------  -------- ---- ------ ----

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ABGENIX INC                      Common    00339B107        $936.99         107,700    SH              X         No. 2       X
                                                             $93.31          10,725    SH              X                     X
                                                            $366.05          42,075    SH              X         No. 1       X
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ADOLOR CORPORATION             Long Calls  00724X102         $23.40             360    SH  Calls       X         No. 2       X
                                                              $8.45             130    SH  Calls       X                     X
                                                             $33.15             510    SH  Calls       X         No. 1       X
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ALKERMES INC                     Common    01642T108      $1,474.78         162,600    SH              X         No. 2       X
                                                            $277.09          30,550    SH              X                     X
                                                          $1,087.04         119,850    SH              X         No. 1       X
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ALTEON INC                       Common    02114G107        $519.45         132,175    SH              X         No. 2       X
                                                            $369.68          94,065    SH              X                     X
                                                          $1,075.88         273,760    SH              X         No. 1       X
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AMERICAN PHARMACEUTICALS PTNRS Long Calls  02886P109         $30.59             304    SH  Calls       X         No. 2       X
                                                              $8.86              88    SH  Calls       X                     X
                                                             $41.06             408    SH  Calls       X         No. 1       X
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AMERICAN PHARMACEUTICALS PTNRS Long Puts   02886P109         $18.24             114    SH  Puts        X         No. 2       X
                                                              $5.28              33    SH  Puts        X                     X
                                                             $24.48             153    SH  Puts        X         No. 1       X
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ANDRX CORP                       Common      3455101      $2,414.14         204,588    SH              X         No. 2       X
                                                            $999.72          84,722    SH              X                     X
                                                          $3,666.14         310,690    SH              X         No. 1       X
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ATRIX LABORATORIES INC           Common    04962L101      $1,039.33          73,974    SH              X         No. 2       X
                                                            $361.31          25,716    SH              X                     X
                                                          $1,409.36         100,310    SH              X         No. 1       X
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BIOMARIN PHARMACEUTICAL INC      Common    09061G101        $510.75          45,000    SH              X         No. 2       X
                                                            $184.44          16,250    SH              X                     X
                                                            $723.56          63,750    SH              X         No. 1       X
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BIOTECH HOLDERS TR             Long Calls  09067D201      $1,906.15          19,160    SH  Calls       X         No. 2       X
                                                            $575.04           5,574    SH  Calls       X                     X
                                                          $2,601.32          25,766    SH  Calls       X         No. 1       X
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CELL THERAPEUTICS                Common    150934107      $4,868.26         587,245    SH              X         No. 2       X
                                                          $1,000.36         120,671    SH              X                     X
                                                          $7,034.02         848,494    SH              X         No. 1       X
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CHARLES RIVER LABORATORIE        Common    159864107        $484.88          19,000    SH              X         No. 2       X
                                                            $140.36           5,500    SH              X                     X
                                                            $650.76          25,500    SH              X         No. 1       X
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CORAUTUS GENETICS INC.           Common    218139202        $316.04         214,996    SH              X         No. 4       X
                                                             $50.76          34,530    SH              X                     X
                                                            $672.87         457,734    SH              X         No. 3       X
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CUBIST PHARMACEUTICALS INC       Common    229678107        $364.46          45,501    SH              X         No. 2       X
                                                            $118.60          14,806    SH              X                     X
                                                            $425.37          53,105    SH              X         No. 1       X
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CV THERAPEUTICS INC              Common    126667104      $1,088.80          60,388    SH              X         No. 2       X
                                                            $382.76          21,229    SH              X                     X
                                                          $1,232.95          68,383    SH              X         No. 1       X
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CYPRESS BIOSCIENCE INC           Common    232674507      $1,295.02         524,298    SH              X         No. 4       X
                                                            $104.24          42,201    SH              X                     X
                                                          $3,008.51       1,218,020    SH              X         No. 3       X
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DOR BIOPHARMA, INC.              Common    258094101      $1,245.27         996,215    SH              X         No. 4       X
                                                             $25.36          20,284    SH              X                     X
                                                          $2,768.12       2,214,493    SH              X         No. 3       X
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DOV PHARMACEUTICAL I             Common    259858108        $622.40         101,700    SH              X         No. 2       X
                                                            $242.35          39,600    SH              X                     X
                                                            $973.08         159,000    SH              X         No. 1       X

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ENZON INC 1                      Common   2939040108        $698.48          61,540    SH              X         No. 2       X
                                                            $238.29          20,995    SH              X                     X
                                                            $934.84          82,365    SH              X         No. 1       X
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EXELIXIS INC                     Common    30161Q104        $243.31          36,588    SH              X         No. 2       X
                                                             $82.32          12,379    SH              X                     X
                                                            $286.17          43,033    SH              X         No. 1       X
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FIRST HORIZON PHARMA             Common    32051K106        $240.35          95,000    SH              X         No. 2       X
                                                             $69.58          27,500    SH              X                     X
                                                            $322.58         127,500    SH              X         No. 1       X
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GENAERA CORP                     Common    36867G100        $104.78         171,766    SH              X         No. 2       X
                                                             $10.35          16,962    SH              X                     X
                                                            $173.10         283,772    SH              X         No. 1       X
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GENTA INC                        Common    37245M207     $58,234.95       8,156,156    SH              X         No. 4       X
                                                         $13,064.55       1,829,769    SH              X                     X
                                                        $121,510.51      17,018,279    SH              X         No. 3       X
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IDEC PHARMACEUTICALS CORP        Common    449370105      $2,855.59          83,448    SH              X         No. 2       X
                                                            $879.76          25,709    SH              X                     X
                                                          $3,269.48          95,543    SH              X         No. 1       X
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ILEX ONCOLOGY INC                Common    451923106        $550.08          59,404    SH              X         No. 2       X
                                                            $203.78          22,006    SH              X                     X
                                                            $774.04          83,590    SH              X         No. 1       X
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IMCLONE SYSTEMS                Long Puts   45245W109         $70.20             360    SH  Puts        X         No. 2       X
                                                             $25.35             130    SH  Puts        X                     X
                                                             $99.45             510    SH  Puts        X         No. 1       X
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IMMUNOMEDICS INC                 Common    452907108      $1,853.25         696,710    SH              X         No. 2       X
                                                            $427.04         160,542    SH              X                     X
                                                          $2,730.37       1,026,454    SH              X         No. 1       X
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IMPAX LABORATORIES INC           Common    45256B101        $863.38         192,289    SH              X         No. 2       X
                                                            $308.49          68,706    SH              X                     X
                                                          $1,359.15         302,705    SH              X         No. 1       X
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INTERMUNE PHARMACEUTICALS INC    Common    45884X103        $811.68          38,000    SH              X         No. 2       X
                                                            $234.96          11,000    SH              X                     X
                                                          $1,089.36          51,000    SH              X         No. 1       X
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INVITROGEN CORP                Long Puts   46185R100         $29.45             380    SH  Puts        X         No. 2       X
                                                              $8.45             109    SH  Puts        X                     X
                                                             $39.60             511    SH  Puts        X         No. 1       X
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ISIS PHARMACEUTICALS           Long Calls  464330109          $4.04             538    SH  Calls       X         No. 2       X
                                                              $1.46             194    SH  Calls       X                     X
                                                              $5.76             768    SH  Calls       X         No. 1       X
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KERYX BIOPHARMACEUTICALS INC     Common    492515101         $82.56          58,972    SH              X         No. 4       X
                                                             $26.44          18,888    SH              X                     X
                                                            $163.44         116,740    SH              X         No. 3       X
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KING PHARMACEUTICALS             Common    495582108        $239.79          20,100    SH              X         No. 2       X
                                                             $77.55           6,500    SH              X                     X
                                                            $304.22          25,500    SH              X         No. 1       X
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KOSAN BIOSCIENCES INC            Common    50064W107        $420.00          94,170    SH              X         No. 2       X
                                                            $254.22          57,000    SH              X                     X
                                                            $637.91         143,030    SH              X         No. 1       X
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MEDAREX INC                      Common    583916101        $266.76          82,588    SH              X         No. 2       X
                                                             $94.66          29,306    SH              X                     X
                                                            $355.32         110,006    SH              X         No. 1       X
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MILLENNIUM PHARMACEUTICALS INC   Common    599902103      $1,667.22         212,114    SH              X         No. 2       X
                                                            $544.37          69,258    SH              X                     X
                                                          $2,204.16         280,428    SH              X         No. 1       X
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NEOPROBE                         Common    640518106         $59.05         536,853    SH              X         No. 4       X
                                                              $0.00                    SH              X                     X
                                                            $139.22       1,265,647    SH              X         No. 3       X
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NEOSE TECHNOLOGIES. INC          Common    640522108      $1,084.88         152,157    SH              X         No. 4       X
                                                            $231.97          32,534    SH              X                     X
                                                          $2,399.09         336,478    SH              X         No. 3       X
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NPS PHARMACEUTICALS              Common    62936P103      $1,515.08          98,000    SH              X         No. 2       X
                                                            $351.72          22,750    SH              X                     X
                                                          $1,379.81          89,250    SH              X         No. 1       X
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ONYX PHARMACEUTICALS             Common    683399109      $1,035.75         124,340    SH              X         No. 2       X
                                                            $361.69          43,420    SH              X                     X
                                                          $1,418.93         170,340    SH              X         No. 1       X
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OSI PHARMACEUTICALS INC          Common    671040103      $1,411.84          88,240    SH              X         No. 2       X
                                                            $410.32          25,645    SH              X                     X
                                                          $1,777.84         111,115    SH              X         No. 1       X
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PALATIN INC.                     Common    696077304        $110.89          61,604    SH              X         No. 4       X
                                                              $0.00                    SH              X                     X
                                                            $309.00         171,665    SH              X         No. 3       X
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PENWEST PHARMACEUTICALS CO       Common    709754105        $460.96          28,810    SH              X         No. 2       X
                                                            $168.90          10,556    SH              X                     X
                                                            $598.94          37,434    SH              X         No. 1       X
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PRAECIS PHARMACEUTICALS INC      Common    739421105        $483.18         120,794    SH              X         No. 2       X
                                                            $445.09         111,273    SH              X                     X
                                                            $753.17         188,292    SH              X         No. 1       X
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PROTEIN DESIGN LABS INC          Common    74369L103      $1,488.93         200,394    SH              X         No. 2       X
                                                            $284.52          38,293    SH              X                     X
                                                          $1,198.56         161,313    SH              X         No. 1       X
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REGENERON PHARMACEUTICALS INC    Common    75886F107        $142.88          19,000    SH              X         No. 2       X
                                                             $41.36           5,500    SH              X                     X
                                                            $191.76          25,500    SH              X         No. 1       X
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REGENERON PHARMACEUTICALS INC  Long Calls  75886F107          $1.80             360    SH  Calls       X         No. 2       X
                                                              $0.65             130    SH  Calls       X                     X
                                                              $2.55             510    SH  Calls       X         No. 1       X
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REPLIGEN CORP.                   Common    459916109        $192.36          41,191    SH              X         No. 2       X
                                                              $0.00                    SH              X                     X
                                                          $5,127.47       1,097,959    SH              X         No. 1       X
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SANGSTAT MEDICAL COR             Common    801003104      $1,007.49         102,700    SH              X         No. 2       X
                                                            $350.71          35,750    SH              X                     X
                                                          $1,375.85         140,250    SH              X         No. 1       X
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TELIK INC                        Common    87959M109      $1,001.75          74,535    SH              X         No. 2       X
                                                            $277.60          20,655    SH              X                     X
                                                          $1,279.62          95,210    SH              X         No. 1       X
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TENET HEALTHCARE CORP.           Common    880336100         $63.46           3,800    SH              X         No. 2       X
                                                             $21.71           1,300    SH              X                     X
                                                             $85.17           5,100    SH              X         No. 1       X
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VICURON PHARMACEUTICALS INC.     Common    926471103        $550.16          50,800    SH              X         No. 2       X
                                                            $185.19          17,100    SH              X                     X
                                                            $628.14          58,000    SH              X         No. 1       X
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XOMA CORP                        Common          n/a        $652.53         164,781    SH              X         No. 2       X
                                                            $246.74          62,308    SH              X                     X
                                                          $1,058.55         267,311    SH              X         No. 1       X
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ZONAGEN INC                      Common    98975L108         $11.45           9,956    SH              X         No. 2       X
                                                              $8.14           7,080    SH              X                     X
                                                             $18.13          15,764    SH              X         No. 1       X
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                                                        $308,350.05
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